Liquidity and Going Concern (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Liquidity and Going Concern [Line Items]
Net loss	$ (3,191,524)	$ (2,882,299)
Operating cash outflows	(120,483)	(2,333,899)
Cash	1,249,376	606,022
Trading securities	424,148	130,649
Current liabilities	988,417	1,539,719
Related Party [Member]
Liquidity and Going Concern [Line Items]
Due from related party	900,000	40,539
Accounts receivable	$ 200,000	$ 600,000